Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Segment information
Segment information

Segment information for year 2019

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€834,901	€10,084		€844,985
Internal revenue		6,742	€(6,742)
Other income	50,905	—		50,905
Revenues & other income	885,806	16,826	(6,742)	895,890

Segment result	407,464	1,125		408,589
Unallocated expenses (1)				(38,297)
Operating income				370,292
Financial (expenses)/income				(220,233)
Result before tax				150,060
Income taxes				(214)
Net income				€149,845
(1)	The unallocated expenses of €38,297 thousand comprise warrant costs.

Segment information for year 2018

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€278,666	€10,170		€288,836
Internal revenue		8,508	€(8,508)
Other income	29,000	9		29,009
Revenues & other income	307,666	18,687	(8,508)	317,845

Segment result	(19,734)	1,751		(17,983)
Unallocated expenses (1)				(26,824)
Operating loss				(44,807)
Financial (expenses)/income				15,598
Result before tax				(29,209)
Income taxes				(50)
Net loss				€(29,259)
(1)	The unallocated expenses of €26,824 thousand principally comprise of €26,757 thousand of warrant costs.

Segment information for year 2017

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€118,262	€8,825		€127,087
Internal revenue		5,104	€(5,104)
Other income	28,815	15		28,830
Revenues & other income	147,077	13,945	(5,104)	155,918

Segment result	(73,610)	86		(73,524)
Unallocated expenses (1)				(16,278)
Operating loss				(89,802)
Financial (expenses)/income				(25,705)
Result before tax				(115,507)
Income taxes				(198)
Net loss				€(115,704)
(1)	The unallocated expenses of €16,278 thousand principally comprise of €16,536 thousand of warrant costs.

Summary of revenues by destination

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
North America	€795,605	€117,609	€82,050
Europe	49,018	171,113	45,037
Asia Pacific	362	114	—
Total	€844,985	€288,836	€127,087

Summary of revenues by major customers

	Year ended December 31,
	2019		2018		2017
Spilt up of revenues by major customers	(Euro, in thousands)%		(Euro, in thousands)%		(Euro, in thousands)%
Gilead:
North America (1)	€793,873	94%	€116,640	40%	€80,687	63%
Europe (1)	(4,570)	-1%	7,793	3%
AbbVie:
Europe	26,356	3%	89,936	31%	34,049	27%
Novartis:
Europe	19,177	2%	55,218	19%
Les Laboratoires Servier:
Europe	—	0%	9,000	3%	67	0%
Total revenues from major customers	€834,836	99%	€278,587	96%	114,804	90%

Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019, included a negative catch-up effect on closing date of €245.9 million resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.